Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Other Operating Expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Expense [Abstract]
Provisions for onerous contracts	€ 10,973		€ 6
Exchange rate losses	1,200	1,007
Other expenses	43	64	60
Warranties	(461)		5,253
Expenses due to subsequent events		11	5
Expenses from disposal of assets		1	36
Compensation			42
Total	€ 11,755	€ 1,084	€ 5,402